CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Common Stock, Par Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	29,866,545	29,427,609
Common Stock, Shares, Outstanding	27,611,841	27,172,905
Treasury Stock, Shares	2,254,704	2,254,704